Net Earnings per Common Share (Schedule of Components of Basic and Diluted Earnings Per Share) (Q2) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2024	Jun. 30, 2023	Jun. 28, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net earnings	$ 203	$ 209	$ 387	$ 434	$ 839	$ 845	$ 861
Denominator:
Weighted average common shares outstanding used in Basic EPS (in shares)	247.2	246.3	247.1	246.3	246.4	246.3	246.3
Incremental shares from assumed exercise of dilutive options and vesting of dilutive restricted stock units ("RSUs") and performance stock units ("PSUs)	2.1	0.0	2.0	0.0	0.4	0.0	0.0
Weighted average common shares outstanding used in Diluted EPS (in shares)	249.3	246.3	249.1	246.3	246.8	246.3	246.3
Basic EPS (in usd per share)	$ 0.82	$ 0.85	$ 1.57	$ 1.76	$ 3.41	$ 3.43	$ 3.5
Diluted EPS (in usd per share)	$ 0.81	$ 0.85	$ 1.55	$ 1.76	$ 3.4	$ 3.43	$ 3.5